MATERIAL ACCOUNTING POLICIES (Details)		12 Months Ended
	Jun. 16, 2021	Dec. 31, 2023 ARS ($) shares	Dec. 31, 2022 ARS ($) shares	Dec. 31, 2021 ARS ($)	Jan. 31, 2023 shares	Jan. 31, 2022 shares	Feb. 12, 2021 program	Jan. 24, 2018 program
Disclosure of significant accounting policies [line items]
Goodwill impairment loss		$ 0	$ 0	$ 0
Income tax rate		35.00%	35.00%	35.00%
Percentage of tax rate on dividends distributions	7.00%
Personal assets tax rate		0.50%
Current receivables from taxes other than income tax			$ 416,364,000
Legal reserve allowed proportion of subscribed capital adjustment		20.00%
Proportion of ownership interest in subsidiary		16.00%
Number of employee incentive programs | program							2	1
Shares distributed (in shares) | shares		17,473	10,069		17,473	10,069
Ferrosur Roca S.A.
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		80.00%	80.00%	80.00%
Non-controlling interest | Ferrosur Roca S.A.
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		20.00%
Minimum
Disclosure of significant accounting policies [line items]
Period of credit given to customers		20 days
Maximum
Disclosure of significant accounting policies [line items]
Period of credit given to customers		35 days
Legal reserve as percentage of net income		5.00%
Law 27,630 | Minimum
Disclosure of significant accounting policies [line items]
Income tax rate	25.00%
Law 27,630 | Weighted Average
Disclosure of significant accounting policies [line items]
Income tax rate	30.00%
Law 27,630 | Maximum
Disclosure of significant accounting policies [line items]
Income tax rate	35.00%